Stock and Incentive Plan - 2010 Plan - Black Scholes Assumptions (Details) (2010 Stock Option and Equity Incentive Plan)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
2010 Stock Option and Equity Incentive Plan
Assumptions used to measure fair value of each option award estimated on grant date using Black-Scholes option-pricing model
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Expected volatility (as a percent)	5.60%	5.60%	4.00%
Risk-free interest rate (as a percent)	2.71%